PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Statement of Financial Position (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	€ 772	€ 768
Fair value of plan assets	(458)	(445)
Deficit of funded plans	314	323
Present value of unfunded obligation	350	347
Net liability arising from defined benefit obligation	664	670
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	772	768
Fair value of plan assets	(458)	(445)
Deficit of funded plans	314	323
Present value of unfunded obligation	134	127
Net liability arising from defined benefit obligation	448	450
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	0	0
Fair value of plan assets	0	0
Deficit of funded plans	0	0
Present value of unfunded obligation	216	220
Net liability arising from defined benefit obligation	€ 216	€ 220